Summary Of Average Recorded Investment And Interest Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	$ 30	$ 74
Interest income recognized	3	10
Office [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	5	9
Interest income recognized	1	1
Warehouse [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	20	20
Interest income recognized	1	2
Retail [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	5	11
Interest income recognized	1	1
Other [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment		34
Interest income recognized		$ 6